Document And Entity Information	Feb. 07, 2025
Document Information [Line Items]
Entity, Registrant Name	FRIEDMAN INDUSTRIES, INCORPORATED
Document, Type	8-K
Document, Period End Date	Feb. 07, 2025
Entity, Incorporation, State or Country Code	TX
Entity, File Number	1-07521
Entity, Tax Identification Number	74-1504405
Entity, Address, Address Line One	1121 Judson Road Suite 124
Entity, Address, City or Town	Longview
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	75601
City Area Code	903
Local Phone Number	758-3431
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FRD
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000039092